Property, Plant and Equipment - Composition of Assets Grouped by Major Classifications (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Cost:
Cost of property, plant and equipment	$ 356,108	$ 349,836
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	210,843	199,086
Depreciated cost	145,265	150,750
Land [Member]
Cost:
Cost of property, plant and equipment	8,905	9,607
Buildings [Member]
Cost:
Cost of property, plant and equipment	144,038	142,411
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	47,987	43,280
Leasehold improvements [Member]
Cost:
Cost of property, plant and equipment	1,757	3,270
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	1,750	3,214
Machinery and equipment [Member]
Cost:
Cost of property, plant and equipment	157,086	151,734
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	121,044	113,315
Computer equipment [Member]
Cost:
Cost of property, plant and equipment	33,621	33,253
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	32,485	31,843
Motor vehicles [Member]
Cost:
Cost of property, plant and equipment	220	236
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	152	231
Furniture, fixtures and office equipment [Member]
Cost:
Cost of property, plant and equipment	9,148	9,065
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	7,425	7,203
Advances for property and equipment [Member]
Cost:
Cost of property, plant and equipment	$ 1,333	$ 260